Contingencies and Commitments (Supplier Finance Program) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplier Finance Program, Obligation [Roll Forward]
Beginning confirmed obligations	$ 71	$ 51
Additions	420	392
Settlements	(416)	(372)
Ending confirmed obligations	$ 75	$ 71
Supplier Finance Program, Obligation, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Trade, Current